Income taxes (Details 3) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Abstract]
Income as per deferred tax related to the origin and reversal of temporary differences	$ 6,881,063	$ (8,160,347)	$ 9,930,675
Prior year adjustments	1,574,181	(1,390,633)	484,985
Effect of change in tax rates	0	0	23,903
Tax benefits (loss)	5,474,838	11,804,310	(1,795,446)
Total deferred tax expense	13,930,082	2,253,330	8,644,117
Current tax expense	(48,572,545)	(43,516,068)	(144,929,220)
Prior period adjustments	(765,957)	1,286,824	158,286
Total expenses (income) for current taxes	(49,338,502)	(42,229,244)	(144,770,934)
(Loss) Income from income tax	$ (35,408,420)	$ (39,975,914)	$ (136,126,817)